Income Taxes - Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 24,923,945	$ 18,039,466
Amortizable assets	6,321	7,143
Equity compensation	50,118	77,916
Salaries and wages	1,048,104	151,442
Deferred rent		133,387
Deferred revenue	861,120	544,415
Leasehold improvements	611,657
Other	303,317	26,535
Total deferred tax assets	27,804,582	18,980,304
Less: valuation allowance	25,316,127	17,490,042
Net deferred tax asset	2,488,455	1,490,262
Operating lease ROU	(545,045)
Fixed assets	(1,943,410)	(1,490,262)
Total deferred tax liabilities	2,488,455	1,490,262
Changes in valuation allowance	$ 7,826,085	$ 4,184,528
Carry forward loss utilization against taxable income (in percentage)	80.00%
Cumulative change in ownership net operating loss limitation	50.00%
Cumulative Change In Ownership Net Operating Loss Limitation Period	3 years
Tax Cuts And Jobs Act Of 2017 Measurement Period Adjustment Operating Loss Carry Forward Period	20 years
Extension of Carryback Period	5 years
Maximum
Operating Loss Carryforwards [Line Items]
Deduction of interest expense ( In Percentage)	50.00%
Minimum
Operating Loss Carryforwards [Line Items]
Deduction of interest expense ( In Percentage)	30.00%
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 56,390,660
Deferred tax assets net operating loss carry forward subject to expire	247,181
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	103,569,264
Deferred tax assets net operating loss subject to expire	30,230,297
Deferred Tax Assets Net Operating Loss Not Subject To Expire	$ 73,338,967